Long-Term Debt Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 19,246
2017	318,028
2018	486,843
2019	90
2020	60
Thereafter	748,628
Total debt	$ 1,572,895	$ 1,585,395